Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 295,178	$ 42,797	¥ 216,264
Rental and other deposits	20,634	2,992	20,371
Receivables from third-party payment platform	17,927	2,599	9,899
Interest receivable	2,431	352	1,495
Staff advances	672	97	1,395
Other receivables	20,680	2,999	30,824
Prepaid expenses and other current assets	¥ 357,522	$ 51,836	¥ 280,248